GOODWILL AND OTHER INDEFINITE-LIVED INTANGIBLE ASSETS - 10-K	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INDEFINITE-LIVED INTANGIBLE ASSETS	GOODWILL AND OTHER INDEFINITE-LIVED INTANGIBLE ASSETS
Goodwill consisted of the following:

Goodwill
Balance as of January 1, 2022	$27,882
Acquisitions	8,495
Divestitures	—
Measurement period adjustment - Plum	18,844
Balance as of December 31, 2022	$55,221
Acquisitions	$3,800
Divestitures	$—
Balance as of December 31, 2023	$59,021
There are no prior period accumulated goodwill impairment losses nor any goodwill impairment losses for the years ended December 31, 2023, 2022, and 2021.
As of the year ended December 31, 2023 and 2022, the Company's indefinite-lived intangible assets consisted of the following:

	December 31,
	2023	2022
Licenses	$6,270	$6,270
Total other indefinite-lived intangible assets	$6,270	$6,270
There are no prior period accumulated indefinite-lived intangible asset impairment losses nor any indefinite-lived intangible asset impairment losses for the years ended December 31, 2023, 2022, and 2021.